Cover	Oct. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2025
Entity File Number	333-273220
Entity Registrant Name	GAMER PAKISTAN INC
Entity Central Index Key	0001948884
Entity Tax Identification Number	87-3732146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 E Horizon Ridge Pkwy
Entity Address, Address Line Two	Suite 110-481
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89002
City Area Code	702
Local Phone Number	905-1171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	GPAK
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false